Short-term trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade receivables for sales and services	1,353	24	1	248	1,625
Other receivables	324	5	—	274	602
TOTAL RECEIVABLES	1,677	29	1	522	2,228

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade receivables for sales and services	1,300	15	(12)	51	1,353
Other receivables	300	4	—	20	324
TOTAL RECEIVABLES	1,600	19	(12)	70	1,677

Disclosure of detailed information about trade receivables for sales and services [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade receivables	963	13	1	111	1,088
Bad debt provisions	(216)	(1)	—	(10)	(227)
Net trade receivables	748	12	1	101	861
Completed work pending certification	446	10	—	118	573
Retentions	160	3	—	28	191
TRADE RECEIVABLES FOR SALES AND SERVICES	1,353	24	1	248	1,625

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade receivables	962	13	(12)	1	963
Bad debt provisions	(209)	(1)	—	(6)	(216)
Net trade receivables	753	12	(12)	(5)	748
Completed work pending certification	406	2	—	38	446
Retentions	141	1	—	18	160
TRADE RECEIVABLES FOR SALES AND SERVICES	1,300	15	(12)	51	1,353

Disclosure of the main trade receivables by debtor type [Table Text Block]

At 12.31.2024 (Million euro)	CONSTRUCTION		OTHER AND ADJUSTMENTS		TOTAL
Public sector	820	57%	138	n.a.	958	60%
Private sector	458	31%	75	n.a.	533	32%
Group companies and associates	186	12%	(52)	n.a.	134	8%
TOTAL	1,465	100%	161	N.A.	1,625	100%

At 12.31.2023 (Million euro)	CONSTRUCTION		OTHER AND ADJUSTMENTS		TOTAL
Public sector	777	—	93	n.a.	870	64%
Private sector	414	—	13	n.a.	427	32%
Group companies and associates	171	—	(116)	n.a.	55	4%
TOTAL	1,363	—	(10)	N.A.	1,353	100%

Disclosure of changes to trade provisions [Table Text Block]

(Million euro)	2024	2023
Opening balance	216	209
Amounts charged to the income statement:	10	5
Charges	16	12
Reversals	(7)	(8)
Applications	—	—
Foreign exchange effect	1	1
Transfers and other	—	1
Closing balance	227	216

Disclosure of detailed information about other receivables [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Advance payments to suppliers	67	3	—	13	83
Sundry receivables and other short terms financial assets	110	1	—	233	343
Infrastructure project receivables	4	—	—	—	4
Amounts receivable from Public Administrations	144	1	—	28	172
OTHER RECEIVABLES	324	5	—	274	602

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Advance payments to suppliers	61	—	—	6	67
Sundry receivables and other short terms financial assets	96	4	—	10	110
Infrastructure project receivables	3	—	—	—	4
Amounts receivable from Public Administrations	139	1	—	4	144
OTHER RECEIVABLES	300	4	—	20	324